AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Total fees payable to the Bank’s auditors	£ 16.2	£ 14.6	£ 15.6
Fees payable for the audit of the Bank’s current year annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	4.5	4.2	3.8
Audit of the Bank’s subsidiaries pursuant to legislation
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	8.9	8.6	10.2
Other services supplied pursuant to legislation
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	1.6	1.3	1.5
Other services – audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Other services – audit-related fees	0.3	0.2	0.0
All other services
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other services	£ 0.9	£ 0.3	£ 0.1